Public Offering (Details) - $ / shares			6 Months Ended	12 Months Ended
	May 06, 2021	Mar. 19, 2021	Jun. 30, 2024	Dec. 31, 2023	Feb. 02, 2024
Public Offering [Line Items]
Purchase price, per unit					$ 8
Class A Common Stock [Member]
Public Offering [Line Items]
Purchase price, per unit			$ 10	$ 10
Per share price		$ 10	$ 11.5	$ 11.5
Sale of additional units (in Shares)			656,499	656,499
Initial Public Offering [Member]
Public Offering [Line Items]
Purchase price, per unit				$ 10
Per share price	$ 10
Sale of additional units (in Shares)	3,750,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Public Offering [Line Items]
Sale of units (in Shares)		25,000,000	25,000,000	25,000,000
Purchase price, per unit			$ 10
Additional Units [Member]
Public Offering [Line Items]
Per share price	$ 10
Sale of additional units (in Shares)	3,750,000